5. Other Related Party Transactions (June 2017) (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Consulting fees to related party	$ 25,000		$ 28,000	$ 52,500	$ 55,500	$ 110,500	$ 135,315
Stock issued for asset purchase, value				84,000	0		36,785
DEVCAP Partners, LLC [Member]
Consulting fees to related party	22,500		22,500	45,000	45,000	90,000	90,000
Due to related party	187,500			187,500		142,500
Gerrity [Member]
Consulting fees to related party	2,500		2,500	5,000	5,000	10,000	10,000
Due to related party	25,000			25,000		20,000
Wilson [Member]
Consulting fees to related party		$ 2,500	$ 2,500	2,500	$ 5,000	10,000	$ 10,000
Due to related party	$ 17,500			$ 17,500		$ 15,000
Majority Shareholder [Member]
Stock issued for asset purchase, shares issued				160,000
Stock issued for asset purchase, value				$ 24,000
Shareholder [Member]
Stock issued for asset purchase, shares issued				300,000
Stock issued for asset purchase, value				$ 60,000